Long-term Debt and Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Obligations

	December 31,
Obligations (in thousands)	2015	2014
Senior secured second-priority notes	175,000	175,000
Equipment capital leases	9,762	15,059
Other debt obligations	1,558	535
Total	186,320	190,594
Current portion of long-term debt and lease obligations	(7,912)	(7,649)
Non-current portion of long-term debt and lease obligations	$178,408	$182,945

Debt Instrument Redemption Percentages
On or after May 15, 2015, the Company may on one or more occasions redeem all or a part of the Notes at the redemption prices set forth below, plus accrued and unpaid interest and special interest, if any, on the Notes redeemed during the 12-month period beginning on May 15th of the years indicated below:

Date	Percentage
2015	104.063%
2016	102.031%
2017 and thereafter	100.000%

Equipment Capital Leases
A summary of future principal obligations under long-term debt and equipment capital lease obligations follows (in thousands):

Years Ended December 31,	Long-Term Debt	Capital Lease Obligations	Other Financing
2016	$—	$6,354	$1,558
2017	—	3,129	—
2018	175,000	250	—
2019	—	29	—
2020	—	—	—
Thereafter	—	—	—
Total	$175,000	$9,762	$1,558